Note 8 - Collaborative Agreements	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Collaborative Arrangement Disclosure [Text Block]
(8)	Collaborative Agreements

The Company has entered into various collaborations related to clinical development. These agreements allow partners to utilize the Company’s enabling biotherapeutic delivery systems, including training and support during clinical and pre-clinical delivery of biotherapeutics. Under the terms of these agreements, the Company typically receives a use fee and payments for the systems and services provided. The Company gains access to certain data generated by its partners for use in its own product development efforts and also receives nonexclusive patent rights to any BioCardia technology improvement inventions.